Investment Objectives and Goals	Oct. 31, 2025
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from February 1, 2026 to January 31, 2027.

AllianzIM U.S. Large Cap Buffer20 Feb ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from February 1, 2026 to January 31, 2027.

AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses. The current Outcome Period is from February 1, 2026 to July 31, 2026.

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide, at the end of the current Outcome Period, returns that track the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying “ETF”) that are in excess of the Spread in positive market environments, while providing downside protection with a Buffer against the first 15% of Underlying ETF losses. The stated Spread and Buffer are before Fund fees and expenses. The current Outcome Period is from February 1, 2026 to January 31, 2027.

AllianzIM International Equity Buffer15 Uncapped Jan ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide, at the end of the current Outcome Period, returns that track the share price returns of the iShares® MSCI EAFE ETF (the “Underlying ETF”) that are in excess of the Spread in positive market environments, while providing downside protection with a Buffer against the first 15% of Underlying ETF losses. The stated Spread and Buffer are before Fund fees and expenses. The current Outcome Period is from February 1, 2026 to December 31, 2026.